Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets as follows:

Category	Estimated useful lives
Building	46 years
Computers and software	4 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles	5 years
Office equipment	10 years
Leasehold improvements	5 years

Schedule of Deferred Revenue Recognized	The deferred revenue balance is expected to be recognized to income statement as follows:
Deferred Revenue
2026 (remainder)	$770,263
2027	46,782
2028	2,673
Total deferred revenue	$819,718

Schedule of Disaggregated Revenues

In accordance with ASC 280-10-50-40, disaggregated revenues by each product and service or each similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	For the Six Months Ended June 30,
	2026		2025
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Product sales	$2,586,656	84.65%	$3,065,824	87.20%
Installation and maintenance service	132,546	4.34%	142,749	4.06%
Warranty income	48,979	1.60%	41,015	1.17%
Technical service	93,447	3.06%	77,268	2.20%
Transport income	181,228	5.93%	189,034	5.37%
Food and beverages	12,909	0.42%	-	-
Total	$3,055,765	100%	$3,515,890	100.00%

Schedule of Geographical Areas

Revenues classified by geographical areas in which the customers were located as follows:

	For the Six Months Ended June 30,
	2026		2025
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Malaysia	$1,039,085	34.00%	$1,037,165	29.50%
Singapore	996,895	32.62%	694,989	19.77%
Australia	937,317	30.68%	1,041,840	29.63%
China	82,468	2.70%	596,259	16.96%
Taiwan	-	-	145,637	4.14%
Total	$3,055,765	100.00%	$3,515,890	100.00%

Schedule of Foreign Exchange	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	For the Period/Year Ended
	June 30, 2026	December 31, 2025
US$ to MYR Period/End Rate	4.0820	4.0560
US$ to HKD Period/End Rate	7.8420	7.7833

	For the Six Months Ended June 30,
	2026	2025
US$ to MYR Average Rate	3.9792	4.3752
US$ to HKD Average Rate	7.8243	7.7893

Schedule of Concentration of Risk	The customers accounted for more than 10% of the Company’s trade receivables, net balance at June 30, 2026 and December 31, 2025, and more than 10% of the Company’s revenue, net balance for the six months ended June 30, 2026 and 2025 are presented below:

	% of Consolidated trade receivables as of		% of Consolidated revenues for the six months ended,
	June 30, 2026	December 31, 2025	June 30, 2026	June 30, 2025
Customer A	15%	39%	*	*
Customer B	18%	*	*	*
Customer C	13%	*	13%	*
Customer D	12%	*	15%	*
Customer E	*	14%	*	17%
Customer F	*	*	*	28%

*	Less than 10%